Short-term Loan (Details)	12 Months Ended
	Oct. 31, 2024 USD ($)	Oct. 31, 2023 USD ($)	Apr. 30, 2025 USD ($)	Dec. 25, 2023 USD ($)	Dec. 25, 2023 CNY (¥)	Mar. 10, 2023 USD ($)	Mar. 10, 2023 CNY (¥)	Dec. 15, 2022 USD ($)	Dec. 15, 2022 CNY (¥)
Short-term Loan
Short term loans, outstanding balance	$ 421,479	$ 642,375	$ 412,621
Bank of Beijing Co., Ltd. Zhongguancun Branch due on December 14, 2023
Short-term Loan
Short term loans, face amount								$ 273,000	¥ 2,000,000
Short term loans, outstanding balance	0	273,351
Interest expense	2,187	10,075
Bank of Bank of Hangzhou Co., Ltd. Zhongguancun Branch due on March 9, 2024
Short-term Loan
Short term loans, face amount						$ 369,000	¥ 2,700,000
Interest rate						4.80%	4.80%
Short term loans, outstanding balance	0	369,024
Interest expense	8,517	$ 9,591
Bank of Beijing Co., Ltd. Zhongguancun Branch due on December 14, 2024
Short-term Loan
Short term loans, face amount				$ 421,000	¥ 3,000,000
Short term loans, outstanding balance	421,479		$ 412,621
Interest expense	$ 10,723